Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventories balances

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Finished products	156,692,277	184,684,428
In process products	25,068,819	23,070,479
Raw material	224,501,917	244,040,652
Finished products and Raw material in transit	11,712,496	21,209,137
Materials and products	13,523,712	13,075,171
Realizable net value estimate and obsolescence	(5,770,789)	(5,280,333)
Total	425,728,432	480,799,534

Schedule of net realizable value and obsolescence estimate

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Initial balance	(5,280,333)	(3,176,553)
Inventories write-down estimation	(6,483,906)	(4,756,848)
Inventories recognised as an expense	5,212,799	2,371,770
Business combinations effect	780,651	281,298
Total	(5,770,789)	(5,280,333)